BETTER 10K - STOCKHOLDERS' EQUITY - Narrative (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) vote	Dec. 31, 2021 USD ($)
Equity [Abstract]
Outstanding promissory notes	$ 65,300	$ 65,200	$ 67,800
Ordinary shares, votes per share | vote		1
Notes receivable from stockholders	56,254	$ 53,900	38,633
Notes receivable from stockholders, stock options not yet vested	$ 9,000	$ 11,300	$ 29,200